Summary of Significant Accounting Policies (Details) - Schedule of Depreciation Estimated Useful Lives	Dec. 31, 2023
Minimum [Member] | Machinery and equipment [Member]
Schedule of Depreciation Estimated Useful Lives [Line Items]
Estimated useful lives of property and equipment	3 years
Minimum [Member] | Office furniture and equipment [Member]
Schedule of Depreciation Estimated Useful Lives [Line Items]
Estimated useful lives of property and equipment	3 years
Minimum [Member] | Transportation equipment [Member]
Schedule of Depreciation Estimated Useful Lives [Line Items]
Estimated useful lives of property and equipment	3 years
Minimum [Member] | Displays [Member]
Schedule of Depreciation Estimated Useful Lives [Line Items]
Estimated useful lives of property and equipment	1 year
Minimum [Member] | Leasehold improvements [Member]
Schedule of Depreciation Estimated Useful Lives [Line Items]
Estimated useful lives of property and equipment	1 year
Maximum [Member] | Machinery and equipment [Member]
Schedule of Depreciation Estimated Useful Lives [Line Items]
Estimated useful lives of property and equipment	7 years
Maximum [Member] | Office furniture and equipment [Member]
Schedule of Depreciation Estimated Useful Lives [Line Items]
Estimated useful lives of property and equipment	5 years
Maximum [Member] | Transportation equipment [Member]
Schedule of Depreciation Estimated Useful Lives [Line Items]
Estimated useful lives of property and equipment	5 years
Maximum [Member] | Displays [Member]
Schedule of Depreciation Estimated Useful Lives [Line Items]
Estimated useful lives of property and equipment	3 years
Maximum [Member] | Leasehold improvements [Member]
Schedule of Depreciation Estimated Useful Lives [Line Items]
Estimated useful lives of property and equipment	5 years